ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.  ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable, net, consists of the following:

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Accounts receivable	437,016	737,946	113,420
Notes receivable	2,346	2,100	323

Allowance for doubtful accounts	(6,708)	(5,794)	(891)

Accounts and notes receivable, net	432,654	734,252	112,852

The movements in the allowance for doubtful accounts were as follows:

	As at December 31
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Balance at beginning of the year	(11,555)	(7,956)	(6,708)	(1,031)
Additions	(16,782)	(14,851)	(18,958)	(2,914)
Write-offs	20,381	16,099	19,872	3,054

Balance at end of the year	(7,956)	(6,708)	(5,794)	(891)